Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	9.17%	10.14%
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	8.85%	9.86%
Royce Capital Fund-Small-Cap Portfolio - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%	10.66%	7.88%
Royce Capital Fund-Small-Cap Portfolio - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.73%	10.40%	7.63%
Russell 3000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell 2000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell3000 Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell2000 Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell3000 Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell2000 Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%